Cover Page	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	BELLEVUE LIFE SCIENCES ACQUISITION CORP.
Document Type	S-4/A
Amendment Flag	true
Entity Central Index Key	0001840425
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-5052822
Entity Address, Address Line One	10900 NE 4th Street
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	635-7700
Entity Primary SIC Number	6770
Amendment Description	Amendment No. 1
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	10900 NE 4th Street
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	635-7700
Contact Personnel Name	Kuk Hyoun Hwang